Equity-Based Compensation - Schedule of Employee Stock Performance Activity (2.25x Performance Restricted Shares) (Detail)	12 Months Ended	9 Months Ended
	Dec. 31, 2012 2.25x PVU Employee Units [Member]	Sep. 30, 2013 Units Surrendered For Shares Plan [Member] Common Stock [Member]	Sep. 30, 2013 Units Surrendered For Shares Plan [Member] 2.25x Performance Restricted Shares [Member] Common Stock [Member]	Sep. 30, 2013 Units Surrendered For Shares Plan [Member] 2.25x PVU Employee Units [Member]
Sep. 30, 2013
Two Point Two Five Performance Vesting Units Surrendered For Two Point Two Five Performance Restricted Shares [Member]
Units Surrendered For Shares Plan [Member]
2.25x Performance Restricted Shares [Member]
Common Stock [Member]

Sep. 30, 2013
Two Point Two Five Performance Vesting Units Surrendered For Two Point Two Five Performance Restricted Shares [Member]
Units Surrendered For Shares Plan [Member]
2.25x PVU Employee Units [Member]

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Units, Outstanding, Beginning Balance	206,220			225,051
Forfeited units	(2,333)			(2,964)
PVUs surrendered for unvested Performance Restricted shares of stock (in units)						(222,087)
Vested units
Employee Units, Outstanding, Ending Balance	225,051
Outstanding shares, Beginning balance
Forfeited shares
PVUs surrendered for unvested Performance Restricted shares of stock (in shares)		4,165,861			1,308,752
Vested shares
Outstanding shares, ending balance			1,308,752